Capital Management - Summary Of Net Debt And Corresponding Gearing Ratios (Detail) - BRL (R$)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Debt And Corresponding Gearing Ratios [abstract]
Borrowings and lease liabilities	R$ 644,439,000	R$ 637,484,000		R$ 469,609,000
Debentures	844,361,000	835,230,000		406,538,000
Total debt	1,488,800,000	1,472,714,000	R$ 1,005,920,000	876,147,000	R$ 867,024,000
Cash	(249,950,000)	(109,922,000)	(224,997,000)	(68,407,000)	(153,218,000)
Securities purchased under agreements to resell	(309,053,000)	(654,057,000)	(133,028,000)	(488,809,000)	(420,958,000)
Certificate deposits (Securities)	(152,200,000)	(123,817,000)	R$ (142,446,000)	(69,647,000)	R$ (261,317,000)
Net debt	777,597,000	584,918,000		249,284,000
Total equity	7,604,948,000	7,153,396,000		2,084,777,000
Total capital	8,382,533,000	7,738,313,000		2,334,061,000
Gearing ratio	R$ 0.0928	R$ 0.0756		R$ 0.1068